Earnings per share - Schedule of Earnings per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Net income / (loss)	SFr 57,700	SFr (170,200)	SFr (27,500)
Class A shares
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	282,195,495	264,171,208	265,684,627
Number of shares with dilutive effects (in shares)	2,354,500	0	0
Weighted number of outstanding shares (diluted and undiluted) (in shares)	284,549,995	264,171,208	265,684,627
Net income / (loss)	SFr 51,400	SFr (156,000)	SFr (27,500)
Basic EPS (CHF) (in CHF per share)	SFr 0.18	SFr (0.59)	SFr (0.10)
Diluted EPS (CHF) (in CHF per share)	SFr 0.18	SFr (0.59)	(0.10)
Class B Shares
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	345,437,500	241,333,048
Number of shares with dilutive effects (in shares)	6,891,423	0
Weighted number of outstanding shares (diluted and undiluted) (in shares)	352,328,923	241,333,048
Net income / (loss)	SFr 6,300	SFr (14,200)
Basic EPS (CHF) (in CHF per share)	SFr 0.02	SFr (0.06)	0
Diluted EPS (CHF) (in CHF per share)	SFr 0.02	SFr (0.06)	SFr 0